UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31*

Date of reporting period: February 28, 2023

*This Form N-CSR pertains only to the following series of the Registrant: MFS Global Real Estate Fund. The remaining series of the Registrant have a fiscal year end other than August 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
February 28, 2023
MFS®  Global Real
Estate Fund
GRE-SEM

MFS® Global Real
Estate Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Markets — which rallied in late 2022 and early 2023 on signs of peaking inflation, hopes that monetary policy tightening cycles may be nearing an end and a rapid reopening of China’s economy — have hit turbulence after the sudden collapse of two US regional banks and the government-led merger of Switzerland’s two largest lenders. At the same time, US inflation data suggest that price pressures will prove more persistent than expected, making the US Federal Reserve’s job of trying to corral four-decade-high inflation without tipping the economy into recession that much more difficult. On a positive note, markets have largely adjusted to the challenges posed by Russia’s invasion of Ukraine, thanks in part to mild European winter weather that has alleviated concerns over potential near-term shortages of natural gas. Resilient labor markets in much of the developed world have further contributed to a brighter-than-expected economic backdrop. However, after the recent banking turmoil, investors are increasingly mindful that the lagged effects of ongoing monetary policy tightening have yet to fully work their way through the global economy.
One result of the banking crisis has been a rally in global government bond markets as investors sense that the global monetary tightening campaign is nearing its end, and the resulting lower yields have eased some of the pressure on interest rate–sensitive parts of the economy. Over the near term, amid tighter financial conditions, we feel companies will face a challenging earnings backdrop as they are forced to absorb higher input and labor costs while pricing power dwindles. As for fixed income, the rise in interest rates in recent months has made bonds more attractive than they have been in years, which may provide balance for investors’ portfolios.
During times of market transition, it is important to have a deep understanding of company fundamentals, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	4.6%
Extra Space Storage, Inc., REIT	3.5%
Goodman Group, REIT	3.1%
Equity Lifestyle Properties, Inc., REIT	3.0%
Sun Communities, Inc., REIT	2.7%
CapitaLand Investment Ltd.	2.6%
Alexandria Real Estate Equities, Inc., REIT	2.6%
Essex Property Trust, Inc., REIT	2.5%
GICS equity sectors (g)
Real Estate	90.3%
Communication Services	3.3%
Health Care	1.8%
Financials	1.6%
Issuer country weightings (x)
United States	59.0%
United Kingdom	10.7%
Australia	6.3%
Japan	4.5%
Canada	4.5%
Singapore	3.9%
Hong Kong	3.3%
Germany	2.0%
Spain	1.9%
Other Countries	3.9%
Currency exposure weightings (y)
United States Dollar	59.0%
British Pound Sterling	10.7%
Australian Dollar	6.3%
Euro	5.7%
Japanese Yen	4.5%
Canadian Dollar	4.5%
Singapore Dollar	3.9%
Hong Kong Dollar	3.3%
Mexican Peso	1.4%
Other Currencies	0.7%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.

Portfolio Composition - continued
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2023.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2022 through February 28, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/22	Ending Account Value 2/28/23	Expenses Paid During Period (p) 9/01/22-2/28/23
A	Actual	1.19%	$1,000.00	$968.70	$5.81
	Hypothetical (h)	1.19%	$1,000.00	$1,018.89	$5.96
B	Actual	1.94%	$1,000.00	$964.76	$9.45
	Hypothetical (h)	1.94%	$1,000.00	$1,015.17	$9.69
C	Actual	1.94%	$1,000.00	$964.68	$9.45
	Hypothetical (h)	1.94%	$1,000.00	$1,015.17	$9.69
I	Actual	0.94%	$1,000.00	$969.38	$4.59
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
R1	Actual	1.94%	$1,000.00	$964.46	$9.45
	Hypothetical (h)	1.94%	$1,000.00	$1,015.17	$9.69
R2	Actual	1.44%	$1,000.00	$966.52	$7.02
	Hypothetical (h)	1.44%	$1,000.00	$1,017.65	$7.20
R3	Actual	1.19%	$1,000.00	$968.23	$5.81
	Hypothetical (h)	1.19%	$1,000.00	$1,018.89	$5.96
R4	Actual	0.94%	$1,000.00	$969.69	$4.59
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
R6	Actual	0.85%	$1,000.00	$969.96	$4.15
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.0%
Brokerage & Asset Managers – 0.9%
Brookfield Corp.	711,497	$23,673,114
Construction – 6.6%
American Homes 4 Rent, “A”, REIT	1,313,843	$40,755,410
AvalonBay Communities, Inc., REIT	346,978	59,860,644
Essex Property Trust, Inc., REIT	277,219	63,222,565
		$163,838,619
Engineering - Construction – 1.5%
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	12,495,580	$36,271,432
Financial Institutions – 0.6%
Brookfield Asset Management, Inc., “A”	483,700	$16,274,582
Forest & Paper Products – 4.9%
Rayonier, Inc., REIT	1,763,082	$59,204,294
Weyerhaeuser Co., REIT	1,995,264	62,352,000
		$121,556,294
Medical & Health Technology & Services – 1.8%
Encompass Health Corp.	804,921	$45,494,135
Network & Telecom – 5.3%
Equinix, Inc., REIT	193,123	$132,920,767
Printing & Publishing – 0.3%
Lamar Advertising Co., REIT	61,181	$6,397,085
Real Estate – 69.2%
Alexandria Real Estate Equities, Inc., REIT	427,448	$64,023,161
Big Yellow Group PLC, REIT	3,149,515	45,991,097
Brixmor Property Group, Inc., REIT	2,572,295	58,236,759
Canadian Apartment Properties, REIT	480,362	17,397,941
CapitaLand India Trusts IEU, REIT	17,344,400	14,405,968
CapitaLand Investment Ltd.	23,896,300	65,923,272
Douglas Emmett, Inc., REIT	862,750	12,190,657
Embassy Office Parks, REIT	4,924,271	18,167,994
Equity Lifestyle Properties, Inc., REIT	1,080,389	74,017,450
ESR Group Ltd.	20,638,600	35,075,155
Extra Space Storage, Inc., REIT	523,895	86,259,312
Farmland Partners, Inc., REIT	731,707	7,843,899
Goodman Group, REIT	5,787,643	77,344,865
Grainger PLC	19,118,590	58,411,852

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Granite REIT	899,742	$54,241,683
Heiwa Real Estate Co. Ltd.	471,300	12,963,303
Japan Logistics Fund, Inc., REIT	14,606	31,581,700
Japan Metropolitan Fund Investment Corp., REIT	1,834	1,377,975
KATITAS Co. Ltd.	2,537,300	50,352,793
LEG Immobilien SE	197,956	14,401,018
National Retail Properties, Inc., REIT	1,271,840	57,639,789
National Storage, REIT	30,840,196	52,295,964
Parkway Real Estate LLC, REIT	5,233,700	16,689,466
Phillips Edison & Co., REIT	1,709,907	58,290,730
Prologis, Inc., REIT	1,767,699	218,134,057
Region RE Ltd., REIT	13,661,724	23,442,083
Rural Funds Group, REIT	3,178,878	4,641,775
SEGRO PLC, REIT	4,531,460	44,880,781
Shaftesbury PLC, REIT	9,982,384	50,238,579
Shurgard Self Storage S.A.	861,184	42,173,466
Simon Property Group, Inc., REIT	934,989	114,152,807
Sino Land Co. Ltd.	19,651,635	25,186,059
Star Asia Investment Corp., REIT	41,917	16,901,644
Sun Communities, Inc., REIT	465,672	66,656,290
Swire Properties Ltd.	8,635,800	22,718,841
Unite Group PLC, REIT	2,830,839	33,471,878
Urban Edge Properties, REIT	2,714,997	41,810,954
Vonovia SE, REIT	1,422,822	35,892,301
		$1,725,425,318
Telecommunications - Wireless – 4.6%
American Tower Corp., REIT	95,409	$18,891,936
Cellnex Telecom S.A.	1,295,770	48,736,241
SBA Communications Corp., REIT	183,492	47,588,650
		$115,216,827
Telephone Services – 1.3%
Helios Towers PLC (a)	24,753,651	$32,841,741
Total Common Stocks (Identified Cost, $2,321,212,268)		$2,419,909,914
Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 4.55% (v) (Identified Cost, $58,541,985)	58,539,956	$58,539,956

Other Assets, Less Liabilities – 0.7%		16,368,027
Net Assets – 100.0%		$2,494,817,897

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $58,539,956 and $2,419,909,914, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 2/28/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $2,321,212,268)	$2,419,909,914
Investments in affiliated issuers, at value (identified cost, $58,541,985)	58,539,956
Foreign currency, at value (identified cost, $95,716)	262,755
Receivables for
Investments sold	31,931,716
Fund shares sold	2,656,547
Dividends	2,965,864
Other assets	56,604
Total assets	$2,516,323,356
Liabilities
Payables for
Investments purchased	$18,763,085
Fund shares reacquired	2,024,621
Payable to affiliates
Investment adviser	128,891
Administrative services fee	2,097
Shareholder servicing costs	292,674
Distribution and service fees	1,822
Payable for independent Trustees' compensation	6,996
Accrued expenses and other liabilities	285,273
Total liabilities	$21,505,459
Net assets	$2,494,817,897
Net assets consist of
Paid-in capital	$2,513,551,484
Total distributable earnings (loss)	(18,733,587)
Net assets	$2,494,817,897
Shares of beneficial interest outstanding	154,764,844

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$67,006,668	4,173,097	$16.06
Class B	928,496	57,594	16.12
Class C	12,148,462	755,475	16.08
Class I	1,092,674,839	67,880,686	16.10
Class R1	516,649	32,350	15.97
Class R2	2,867,596	177,722	16.14
Class R3	5,998,161	372,418	16.11
Class R4	1,213,579	75,288	16.12
Class R6	1,311,463,447	81,240,214	16.14

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.04 [100 / 94.25 x $16.06]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 2/28/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$33,884,288
Dividends from affiliated issuers	766,292
Other	64,130
Foreign taxes withheld	(1,057,782)
Total investment income	$33,656,928
Expenses
Management fee	$9,914,538
Distribution and service fees	168,350
Shareholder servicing costs	592,503
Administrative services fee	185,956
Independent Trustees' compensation	19,651
Custodian fee	136,527
Shareholder communications	44,811
Audit and tax fees	44,411
Legal fees	6,291
Miscellaneous	125,720
Total expenses	$11,238,758
Reduction of expenses by investment adviser and distributor	(163,185)
Net expenses	$11,075,573
Net investment income (loss)	$22,581,355
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(80,760,597)
Affiliated issuers	8,375
Foreign currency	(73,744)
Net realized gain (loss)	$(80,825,966)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(19,538,376)
Affiliated issuers	(6,856)
Translation of assets and liabilities in foreign currencies	165,577
Net unrealized gain (loss)	$(19,379,655)
Net realized and unrealized gain (loss)	$(100,205,621)
Change in net assets from operations	$(77,624,266)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22
Change in net assets
From operations
Net investment income (loss)	$22,581,355	$38,439,317
Net realized gain (loss)	(80,825,966)	169,282,748
Net unrealized gain (loss)	(19,379,655)	(756,952,956)
Change in net assets from operations	$(77,624,266)	$(549,230,891)
Total distributions to shareholders	$(138,502,792)	$(66,500,521)
Change in net assets from fund share transactions	$81,776,779	$609,206,028
Total change in net assets	$(134,350,279)	$(6,525,384)
Net assets
At beginning of period	2,629,168,176	2,635,693,560
At end of period	$2,494,817,897	$2,629,168,176
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$17.49	$21.62	$16.38	$17.68	$16.19	$15.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.21	$0.23	$0.31	$0.34	$0.41
Net realized and unrealized gain (loss)	(0.68)	(3.92)	5.15	(0.64)	1.56	0.69
Total from investment operations	$(0.55)	$(3.71)	$5.38	$(0.33)	$1.90	$1.10
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.30)	$(0.14)	$(0.97)	$(0.33)	$(0.35)
From net realized gain	(0.84)	(0.12)	—	—	(0.08)	(0.29)
Total distributions declared to shareholders	$(0.88)	$(0.42)	$(0.14)	$(0.97)	$(0.41)	$(0.64)
Net asset value, end of period (x)	$16.06	$17.49	$21.62	$16.38	$17.68	$16.19
Total return (%) (r)(s)(t)(x)	(3.19)(n)	(17.53)	33.02	(2.04)	12.24	7.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.21(a)	1.18	1.19	1.22	1.26	1.40
Expenses after expense reductions	1.19(a)	1.17	1.18	1.21	1.25	1.35
Net investment income (loss)	1.57(a)	1.05	1.21	1.89	2.06	2.65
Portfolio turnover	14(n)	29	22	39	55	20
Net assets at end of period (000 omitted)	$67,007	$77,694	$112,559	$75,185	$79,083	$67,838
See Notes to Financial Statements

Financial Highlights – continued
Class B (y)	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$17.57	$21.74	$16.47	$17.78	$16.26	$16.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.06	$0.09	$0.19	$0.22	$0.29
Net realized and unrealized gain (loss)	(0.68)	(3.96)	5.18	(0.65)	1.59	0.70
Total from investment operations	$(0.61)	$(3.90)	$5.27	$(0.46)	$1.81	$0.99
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.00)(w)	$(0.85)	$(0.21)	$(0.52)
From net realized gain	(0.84)	(0.12)	—	—	(0.08)	(0.54)
Total distributions declared to shareholders	$(0.84)	$(0.27)	$—	$(0.85)	$(0.29)	$(1.06)
Net asset value, end of period (x)	$16.12	$17.57	$21.74	$16.47	$17.78	$16.26
Total return (%) (r)(s)(t)(x)	(3.52)(n)	(18.19)	32.02	(2.79)	11.46	6.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.96(a)	1.93	1.94	1.97	2.01	2.15
Expenses after expense reductions	1.94(a)	1.92	1.93	1.96	2.00	2.10
Net investment income (loss)	0.83(a)	0.32	0.48	1.15	1.33	1.85
Portfolio turnover	14(n)	29	22	39	55	20
Net assets at end of period (000 omitted)	$928	$1,126	$1,396	$1,173	$1,247	$1,085
See Notes to Financial Statements

Financial Highlights – continued
Class C (y)	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$17.53	$21.70	$16.45	$17.76	$16.26	$16.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.06	$0.09	$0.19	$0.22	$0.30
Net realized and unrealized gain (loss)	(0.68)	(3.96)	5.18	(0.66)	1.58	0.69
Total from investment operations	$(0.61)	$(3.90)	$5.27	$(0.47)	$1.80	$0.99
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.02)	$(0.84)	$(0.22)	$(0.58)
From net realized gain	(0.84)	(0.12)	—	—	(0.08)	(0.54)
Total distributions declared to shareholders	$(0.84)	$(0.27)	$(0.02)	$(0.84)	$(0.30)	$(1.12)
Net asset value, end of period (x)	$16.08	$17.53	$21.70	$16.45	$17.76	$16.26
Total return (%) (r)(s)(t)(x)	(3.53)(n)	(18.19)	32.09	(2.81)	11.44	6.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.96(a)	1.93	1.94	1.97	2.01	2.15
Expenses after expense reductions	1.94(a)	1.92	1.93	1.95	2.00	2.10
Net investment income (loss)	0.82(a)	0.32	0.47	1.15	1.33	1.88
Portfolio turnover	14(n)	29	22	39	55	20
Net assets at end of period (000 omitted)	$12,148	$13,171	$16,414	$11,213	$10,165	$7,868
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$17.56	$21.71	$16.45	$17.75	$16.26	$15.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.27	$0.27	$0.35	$0.39	$0.45
Net realized and unrealized gain (loss)	(0.68)	(3.94)	5.17	(0.64)	1.56	0.69
Total from investment operations	$(0.53)	$(3.67)	$5.44	$(0.29)	$1.95	$1.14
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.36)	$(0.18)	$(1.01)	$(0.38)	$(0.37)
From net realized gain	(0.84)	(0.12)	—	—	(0.08)	(0.29)
Total distributions declared to shareholders	$(0.93)	$(0.48)	$(0.18)	$(1.01)	$(0.46)	$(0.66)
Net asset value, end of period (x)	$16.10	$17.56	$21.71	$16.45	$17.75	$16.26
Total return (%) (r)(s)(t)(x)	(3.06)(n)	(17.32)	33.31	(1.80)	12.52	7.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.96(a)	0.93	0.94	0.97	1.01	1.18
Expenses after expense reductions	0.94(a)	0.92	0.93	0.96	1.00	1.10
Net investment income (loss)	1.81(a)	1.32	1.47	2.14	2.40	2.90
Portfolio turnover	14(n)	29	22	39	55	20
Net assets at end of period (000 omitted)	$1,092,675	$1,143,428	$1,070,398	$703,606	$663,977	$607,638
See Notes to Financial Statements

Financial Highlights – continued
Class R1 (y)	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$17.42	$21.51	$16.32	$17.65	$16.26	$16.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.06	$0.09	$0.19	$0.23	$0.27
Net realized and unrealized gain (loss)	(0.67)	(3.92)	5.13	(0.65)	1.55	0.73
Total from investment operations	$(0.61)	$(3.86)	$5.22	$(0.46)	$1.78	$1.00
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.03)	$(0.87)	$(0.31)	$(0.53)
From net realized gain	(0.84)	(0.12)	—	—	(0.08)	(0.54)
Total distributions declared to shareholders	$(0.84)	$(0.23)	$(0.03)	$(0.87)	$(0.39)	$(1.07)
Net asset value, end of period (x)	$15.97	$17.42	$21.51	$16.32	$17.65	$16.26
Total return (%) (r)(s)(t)(x)	(3.55)(n)	(18.15)	32.03	(2.80)	11.45	6.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.96(a)	1.94	1.95	1.97	2.01	2.16
Expenses after expense reductions	1.94(a)	1.92	1.93	1.96	2.00	2.10
Net investment income (loss)	0.81(a)	0.31	0.48	1.14	1.39	1.73
Portfolio turnover	14(n)	29	22	39	55	20
Net assets at end of period (000 omitted)	$517	$501	$485	$411	$333	$168
See Notes to Financial Statements

Financial Highlights – continued
Class R2 (y)	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$17.55	$21.71	$16.45	$17.76	$16.26	$16.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.17	$0.18	$0.27	$0.30	$0.38
Net realized and unrealized gain (loss)	(0.67)	(3.96)	5.18	(0.65)	1.58	0.70
Total from investment operations	$(0.57)	$(3.79)	$5.36	$(0.38)	$1.88	$1.08
Less distributions declared to shareholders
From net investment income	$(0.00)(w)	$(0.25)	$(0.10)	$(0.93)	$(0.30)	$(0.63)
From net realized gain	(0.84)	(0.12)	—	—	(0.08)	(0.54)
Total distributions declared to shareholders	$(0.84)	$(0.37)	$(0.10)	$(0.93)	$(0.38)	$(1.17)
Net asset value, end of period (x)	$16.14	$17.55	$21.71	$16.45	$17.76	$16.26
Total return (%) (r)(s)(t)(x)	(3.29)(n)	(17.76)	32.71	(2.32)	12.00	6.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.46(a)	1.43	1.44	1.47	1.51	1.65
Expenses after expense reductions	1.44(a)	1.42	1.43	1.46	1.50	1.60
Net investment income (loss)	1.30(a)	0.82	0.97	1.67	1.82	2.39
Portfolio turnover	14(n)	29	22	39	55	20
Net assets at end of period (000 omitted)	$2,868	$2,818	$3,504	$2,270	$2,190	$1,699
See Notes to Financial Statements

Financial Highlights – continued
Class R3 (y)	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$17.55	$21.70	$16.44	$17.76	$16.26	$16.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.21	$0.23	$0.31	$0.34	$0.43
Net realized and unrealized gain (loss)	(0.68)	(3.94)	5.17	(0.65)	1.57	0.70
Total from investment operations	$(0.55)	$(3.73)	$5.40	$(0.34)	$1.91	$1.13
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.30)	$(0.14)	$(0.98)	$(0.33)	$(0.67)
From net realized gain	(0.84)	(0.12)	—	—	(0.08)	(0.53)
Total distributions declared to shareholders	$(0.89)	$(0.42)	$(0.14)	$(0.98)	$(0.41)	$(1.20)
Net asset value, end of period (x)	$16.11	$17.55	$21.70	$16.44	$17.76	$16.26
Total return (%) (r)(s)(t)(x)	(3.18)(n)	(17.53)	33.04	(2.09)	12.22	7.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.21(a)	1.18	1.20	1.22	1.26	1.40
Expenses after expense reductions	1.19(a)	1.17	1.18	1.21	1.25	1.35
Net investment income (loss)	1.57(a)	1.05	1.22	1.90	2.05	2.73
Portfolio turnover	14(n)	29	22	39	55	20
Net assets at end of period (000 omitted)	$5,998	$6,865	$6,082	$4,255	$3,768	$2,519
See Notes to Financial Statements

Financial Highlights – continued
Class R4 (y)	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$17.56	$21.72	$16.45	$17.75	$16.26	$16.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.27	$0.35	$0.38	$0.47
Net realized and unrealized gain (loss)	(0.68)	(3.97)	5.18	(0.64)	1.56	0.68
Total from investment operations	$(0.53)	$(3.69)	$5.45	$(0.29)	$1.94	$1.15
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.35)	$(0.18)	$(1.01)	$(0.37)	$(0.68)
From net realized gain	(0.84)	(0.12)	—	—	(0.08)	(0.53)
Total distributions declared to shareholders	$(0.91)	$(0.47)	$(0.18)	$(1.01)	$(0.45)	$(1.21)
Net asset value, end of period (x)	$16.12	$17.56	$21.72	$16.45	$17.75	$16.26
Total return (%) (r)(s)(t)(x)	(3.03)(n)	(17.36)	33.37	(1.79)	12.46	7.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.96(a)	0.92	0.95	0.97	1.01	1.16
Expenses after expense reductions	0.94(a)	0.91	0.93	0.96	1.00	1.10
Net investment income (loss)	1.80(a)	1.32	1.47	2.13	2.30	3.02
Portfolio turnover	14(n)	29	22	39	55	20
Net assets at end of period (000 omitted)	$1,214	$1,242	$5,680	$3,649	$3,893	$3,141
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$17.61	$21.78	$16.49	$17.80	$16.29	$15.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.29	$0.37	$0.40	$0.46
Net realized and unrealized gain (loss)	(0.67)	(3.96)	5.19	(0.65)	1.58	0.69
Total from investment operations	$(0.52)	$(3.68)	$5.48	$(0.28)	$1.98	$1.15
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.37)	$(0.19)	$(1.03)	$(0.39)	$(0.38)
From net realized gain	(0.84)	(0.12)	—	—	(0.08)	(0.29)
Total distributions declared to shareholders	$(0.95)	$(0.49)	$(0.19)	$(1.03)	$(0.47)	$(0.67)
Net asset value, end of period (x)	$16.14	$17.61	$21.78	$16.49	$17.80	$16.29
Total return (%) (r)(s)(t)(x)	(3.00)(n)	(17.31)	33.49	(1.76)	12.68	7.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.86(a)	0.84	0.87	0.89	0.93	1.07
Expenses after expense reductions	0.85(a)	0.82	0.85	0.88	0.92	1.01
Net investment income (loss)	1.91(a)	1.41	1.55	2.23	2.40	2.95
Portfolio turnover	14(n)	29	22	39	55	20
Net assets at end of period (000 omitted)	$1,311,463	$1,382,324	$1,419,175	$1,068,677	$918,174	$691,035

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Per share amounts have been restated on a retroactive basis to reflect a reverse stock split completed at the ratios noted below after the close of business on November 2, 2018.
Class B 1 : 0.5437
Class C 1 : 0.5399
Class R1 1 : 0.5487
Class R2 1 : 0.5473
Class R3 1 : 0.5493
Class R4 1 : 0.5504

See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Real Estate Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation

Notes to Financial Statements (unaudited) - continued
policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,419,909,914	$—	$—	$2,419,909,914
Mutual Funds	58,539,956	—	—	58,539,956
Total	$2,478,449,870	$—	$—	$2,478,449,870
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions

Notes to Financial Statements (unaudited) - continued
is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, passive foreign investment companies, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/22
Ordinary income (including any short-term capital gains)	$50,000,023
Long-term capital gains	16,500,498
Total distributions	$66,500,521

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/23
Cost of investments	$2,398,831,226
Gross appreciation	254,205,113
Gross depreciation	(174,586,468)
Net unrealized appreciation (depreciation)	$79,618,645
As of 8/31/22
Undistributed long-term capital gain	101,438,219
Late year ordinary loss deferral	(3,146,389)
Other temporary differences	(62,235)
Net unrealized appreciation (depreciation)	99,163,876
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/23	Year ended 8/31/22
Class A	$3,610,022	$1,768,149
Class B	50,081	17,117
Class C	614,058	205,778
Class I	57,962,597	30,224,650
Class R1	23,952	4,427
Class R2	139,097	58,854
Class R3	345,654	126,788
Class R4	65,342	128,149
Class R6	75,691,989	33,966,609
Total	$138,502,792	$66,500,521
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%

Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, this management fee reduction amounted to $163,184, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.80% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	1.04%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,737 for the six months ended February 28, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 85,789
Class B	0.75%	0.25%	1.00%	1.00%	4,950
Class C	0.75%	0.25%	1.00%	1.00%	60,364
Class R1	0.75%	0.25%	1.00%	1.00%	2,389
Class R2	0.25%	0.25%	0.50%	0.50%	6,830
Class R3	—	0.25%	0.25%	0.25%	8,028
Total Distribution and Service Fees					$168,350
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2023, this rebate amounted to $1 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2023, were as follows:
Amount
Class A	$6,187
Class B	166
Class C	310
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2023, the fee was $19,544, which equated to 0.0016% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $572,959.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.0152% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2023, this reimbursement amounted to $64,071, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2023, purchases and sales of investments, other than short-term obligations, aggregated $327,252,085 and $374,196,551, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	356,341	$5,697,023	1,658,755	$34,094,678
Class B	—	—	7,671	162,435
Class C	50,231	805,508	89,992	1,799,139
Class I	11,271,864	178,664,799	31,890,513	669,812,347
Class R1	3,376	53,352	10,509	199,518
Class R2	26,247	413,874	43,779	895,501
Class R3	55,863	899,750	207,687	4,000,372
Class R4	6,588	106,551	131,468	2,814,096
Class R6	9,479,850	151,019,313	21,283,551	439,851,620
	21,250,360	$337,660,170	55,323,925	$1,153,629,706

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	223,581	$3,601,891	82,635	$1,762,602
Class B	3,091	50,081	794	17,117
Class C	37,991	613,933	9,472	203,643
Class I	3,451,144	55,701,471	1,370,461	29,300,452
Class R1	1,492	23,952	207	4,427
Class R2	8,591	139,097	2,730	58,561
Class R3	21,389	345,654	5,922	126,788
Class R4	4,043	65,342	5,991	128,149
Class R6	3,711,958	60,059,484	1,125,035	24,120,743
	7,463,280	$120,600,905	2,603,247	$55,722,482
Shares reacquired
Class A	(850,238)	$(13,652,432)	(2,503,953)	$(52,071,608)
Class B	(9,571)	(156,548)	(8,618)	(172,907)
Class C	(84,009)	(1,346,481)	(104,695)	(2,067,180)
Class I	(11,973,663)	(192,294,498)	(17,425,159)	(353,779,924)
Class R1	(1,274)	(20,444)	(4,498)	(95,027)
Class R2	(17,688)	(280,911)	(47,365)	(961,400)
Class R3	(96,079)	(1,558,185)	(102,585)	(2,027,801)
Class R4	(6,068)	(96,427)	(328,278)	(6,870,408)
Class R6	(10,427,667)	(167,078,370)	(9,100,375)	(182,099,905)
	(23,466,257)	$(376,484,296)	(29,625,526)	$(600,146,160)
Net change
Class A	(270,316)	$(4,353,518)	(762,563)	$(16,214,328)
Class B	(6,480)	(106,467)	(153)	6,645
Class C	4,213	72,960	(5,231)	(64,398)
Class I	2,749,345	42,071,772	15,835,815	345,332,875
Class R1	3,594	56,860	6,218	108,918
Class R2	17,150	272,060	(856)	(7,338)
Class R3	(18,827)	(312,781)	111,024	2,099,359
Class R4	4,563	75,466	(190,819)	(3,928,163)
Class R6	2,764,141	44,000,427	13,308,211	281,872,458
	5,247,383	$81,776,779	28,301,646	$609,206,028
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund, were the owners of record of approximately

Notes to Financial Statements (unaudited) - continued
9%, 8%, 5%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2025 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2023, the fund’s commitment fee and interest expense were $6,890 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$51,572,424	$269,728,242	$262,762,229	$8,375	$(6,856)	$58,539,956

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$766,292	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the

Notes to Financial Statements (unaudited) - continued
United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(9) Subsequent Event
On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: April 14, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: April 14, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: April 14, 2023

* Print name and title of each signing officer under his or her signature.